FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Summary of Net Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	$ 14	$ 25
Non-current derivative financial assets	81	28
Current derivative financial liabilities	(53)	(69)
Non-current derivative financial liabilities	(6)
Total	36	(16)
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	11	6
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	11	6
Commodity, power, storage and rail financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	13	11
Non-current derivative financial assets	73	27
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	1	0
Non-current derivative financial assets	8	1
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	0	14
Non-current derivative financial assets	0	0
Commodity, power, storage and rail financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(48)	(68)
Non-current derivative financial liabilities	(6)
Total	32	(30)
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	(1)
Non-current derivative financial liabilities	0
Total	9	0
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(5)	0
Non-current derivative financial liabilities	0
Total	$ (5)	$ 14